ACQUISITION	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION

NOTE 3 – ACQUISITION

Soccer Partners America

On March 7, 2022, Altitude International Holdings, Inc. and CMA Soccer LLC entered into a Consulting, Management and License Agreement with Soccer Partners America (“Soccer Partners”), a Colorado not for profit corporation. Soccer Partners, under the brand name of Rush Soccer, has developed the largest known network of affiliated independent youth soccer clubs and with CMA Soccer, will establish a Rush residential academy program and a men’s professional soccer team. As part of the agreement, certain members of the management of Soccer Partners were granted a combined total of 10,000,000 shares of common stock of the Company and employment agreements for five individuals. The Company’s common stock is not historically traded at a significant volume which has caused significant fluctuations in the price per share. For the initial valuation, the stock was valued at $0.056 per share per the closing price on March 4, 2022, or $556,000. The Company also pays consideration of $20,000 per year for a period of 20 years, or $400,000, to Soccer Partners. Management has recorded a provisional goodwill, as of September 30, 2022, of $166,834, and may be adjusted based on management’s final determination of the fair value of the assets and liabilities acquired.

The following table summarizes the consideration given for Altitude and the provisional fair values of the assets and liabilities assumed at the acquisition date.

Consideration given:

Common stock shares given	$556,000
Future consideration	400,000
Total consideration given	$956,000

Fair value of identifiable assets acquired, and liabilities assumed:
Cash	$1,216,126
Accounts receivable	447,941
Prepaid expenses	118,150
Other current assets	800
Fixed assets, net	4,065
Loan payable	(501,724)
Accounts payable and accrued expenses	(176,275)
Deferred revenue	(219,917)
Note payable	(100,000)
Total identifiable net asset	789,166
Goodwill	166,834
Total consideration	$956,000

Pro-Forma Financial Information

The following unaudited pro-forma data summarizes the result of operations for the nine months ended September 30, 2021, and 2020, as if the acquisition Rush Soccer had been completed on January 1, 2021. The pro-forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2021.

	For the Nine Months Ended September 30, 2022
		Rush	Pro-forma
	ALTD	Soccer	Adjustments	Total
Revenue and income, net	$5,799,606	$2,585,026	$-	$8,384,632
Operating expenses	8,069,152	2,521,623	-	10,590,775
Income (loss) from operations	(2,269,546)	63,403	-	(2,206,143)
Other income (expense)	-	140,800	-	140,800
Net income (loss)	$(2,269,546)	$204,203	$-	$(2,065,343)
Net loss per common share - basic and fully diluted	$(0.01)			$(0.01)
Weighted average number of common shares outstanding during the period - basic and fully diluted	386,465,519			386,465,519

	For the Nine Months Ended September 30, 2021
		Rush	Pro-forma
	ALTD	Soccer	Adjustments	Total
Revenue and income, net	$5,522,499	$2,348,511	$-	$7,871,010
Operating expenses	9,804,290	1,636,774	-	11,441,064
Income (loss) from operations	(4,281,791)	711,737	-	(3,570,054)
Other income (expense)	-	-	-	-
Net income (loss)	$(4,281,791)	$711,737	$-	$(3,570,054)
Net loss per common share - basic and fully diluted	$(0.03)			$(0.03)
Weighted average number of common shares outstanding during the period - basic and fully diluted	132,448,232			132,448,232